Issued But Not Yet Effective International Financial Reporting Standards	12 Months Ended
Dec. 31, 2021
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Abstract]
Issued But Not Yet Effective International Financial Reporting Standards

2.3 ISSUED BUT NOT YET EFFECTIVE INTERNATIONAL FINANCIAL REPORTING STANDARDS

The Group has not applied the following new and revised IFRSs, that have been issued but are not yet effective, in these consolidated financial statements.

Amendments to IFRS 3	Reference to the Conceptual Framework[1]
Amendments to IFRS 10 and IAS 28 (2011)	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture[3]
IFRS 17	Insurance Contracts[2]
Amendments to IFRS 17	Insurance Contracts2, [4]
Amendments to IAS 1	Classification of Liabilities as Current or Non-current [2]
Amendments to IAS 1 and IFRS Practice Statement 2	Disclosure of Accounting Policies[2]
Amendments to IAS 8	Definition of Accounting Estimates[2]
Amendments to IAS 12	Deferred Tax related to Assets and Liabilities arising from a Single Transaction[2]
Amendments to IAS 16	Property, Plant and Equipment: Proceeds before Intended Use[1]
Amendments to IAS 37	Onerous Contracts - Cost of Fulfilling a Contract[1]
Annual Improvements to IFRSs 2018-2020	Amendments to IFRS 1, IFRS 9, Illustrative Examples accompanying IFRS 16, and IAS 41[1]

[1]	Effective for annual periods beginning on or after January 1, 2022
[2]	Effective for annual periods beginning on or after January 1, 2023
[3]	No mandatory effective date yet determined but available for adoption
[4]

As a consequence of the amendments to IFRS 17 issued in October 2020, IFRS 4 was amended to extend the temporary exemption that permits insurers to apply IAS 39 rather than IFRS 9 for annual periods beginning before January 1, 2023

The Group is currently accessing the impact of these standards. So far, the Group has expected that these standards will not have significant effect on the Group’s financial performance and financial position.